Inventory	6 Months Ended
Jun. 30, 2021
Inventory [Abstract]
INVENTORY
5.	INVENTORY

	As at June 30, 2021	As at December 31, 2020
Robots at warehouse	$2,553,957	$252,411
Robots in transit	-	242,670
Inventory	$2,553,957	$495,081

No allowance for slow moving or obsolete inventory was recorded for the six months ended June 30, 2021 and 2020.